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                        WACHOVIA DIRECTOR (SERIES I/IR)
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-69485

    SUPPLEMENT DATED SEPTEMBER 28, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

Effective October 1, 2006, Tattersall Advisory Group, Inc. will act as investment sub-adviser to the Evergreen VA High Income Fund.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6044